UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ];  Amendment Number: ______
  This Amendment (Check only one.):
      [ ] is a restatement.
      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:      Mason Hill Advisors, LLC
           ---------------------------------------------
 Address:   623 Fifth Ave., 27th Floor
           ---------------------------------------------
            New York, New York 10022
           ---------------------------------------------

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:    Roger Anscher
         --------------------------
 Title:   Chief Compliance Officer
         --------------------------
 Phone:   (212) 832-1290
         --------------------------

Signature, Place, and Date of Signing:

 /s/ Roger Anscher     New York, New York     February 2, 2012
-------------------   --------------------   ------------------
    [Signature]          [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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
                             FORM 13F SUMMARY PAGE


Report Summary:


 Number of Other Included Managers:        0
                                          ---------------------------

 Form 13F Information Table Entry Total:   10
                                          ---------------------------

 Form 13F Information Table Value Total:   $ 210,439,000.00
                                          ---------------------------



List of Other Included Managers:


NONE.


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
                           FORM 13F INFORMATION TABLE




        NAME OF ISSUER         TITLE OF   CUSIP      VALUE      SHRS AMT    SECURITY Call/ INVESTMENT OTHER    VOTING      VOTING
                                CLASS              (x $1000)                  TYPE    Put  DISCRETION MGRS    AUTHORITY   AUTHORITY
                                                                                                               NO. OF       SOLE/
                                                                                                               SHARES      SHARED/
                                                                                                                            NONE

AGNICO-EAGLE MINES LTD           COM    008474108   18,964.00    523,000.00    SH     N/A     Sole     N/A     523,000.00   SOLE
ALLIED NEVADA GOLD CORP          COM    019344100      377.00     12,450.00    SH     N/A     Sole     N/A      12,450.00   SOLE
ALMADEN MINERALS LTD             COM    020283107      377.00    150,000.00    SH     N/A     Sole     N/A     150,000.00   SOLE
BARRICK GOLD CORP                COM    067901108      465.00     10,300.00    SH     N/A     Sole     N/A      10,300.00   SOLE
ELDORADO GOLD CORP               COM    284902103      377.00     27,500.00    SH     N/A     Sole     N/A      27,500.00   SOLE
FORTUNA SILVER MINES INC         COM    349915108   40,247.00  7,356,700.00    SH     N/A     Sole     N/A   7,356,700.00   SOLE
GOLDCORP INC                     COM    380956409    2,137.00     48,300.00    SH     N/A     Sole     N/A      48,300.00   SOLE
GRAN TIERRA ENERGY               COM    38500T101   26,322.00  5,466,500.00    SH     N/A     Sole     N/A   5,466,500.00   SOLE
Iamgold Corp                     COM    450913108   41,305.00  2,608,482.00    SH     N/A     Sole     N/A   2,608,482.00   SOLE
KEEGAN RESOURCES INC             COM    487275109      640.00    168,000.00    SH     N/A     Sole     N/A     168,000.00   SOLE
KINROSS GOLD CORP                COM    496902404   39,596.00  3,478,790.00    SH     N/A     Sole     N/A   3,478,790.00   SOLE
MAG SILVER CORP                  COM    55903Q104   30,961.00  4,721,700.00    SH     N/A     Sole     N/A   4,721,700.00   SOLE
CENTRALFD CDA CL A ISIN #CA153   COM    153501101    1,882.00     95,996.00    SH     N/A     Sole     N/A      95,996.00   SOLE
Itau Unibanco Multi-ADR          COM    465562106    6,789.00    365,805.00    SH     N/A     Sole     N/A     365,805.00   SOLE
                                                   210,439.00

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